Schedule of financial statements of reverse recapitalization (Details)	Nov. 18, 2022 USD ($)
Reverse Recapitalization
Funds held in 8i’s trust account	$ 87,074,185
Funds held in 8i’s operating cash account	248,499
Less: amount paid to redeem public shares of 8i’s ordinary shares	(60,839,550)
Less: payments of transaction costs incurred by 8i	(2,965,646)
Less: payments of forward purchase agreements	(21,892,527)
Less: repayments of promissory note – related party of 8i	(300,000)
Proceeds from the Reverse Recapitalization	1,324,961
Less: unpaid deferred underwriting fee	(2,113,125)
Less: unpaid transaction costs incurred by 8i	(382,600)
Less: payment and accrued expenses of transaction costs related to the Reverse Recapitalization	(1,305,580)
Add: non-cash net assets assumed from 8i	14,387,803
Net contributions from issuance of ordinary shares upon the Reverse Recapitalization	$ 11,911,459